UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08555

EVERGREEN MONEY MARKET TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  1/31

Date of reporting period:  7/1/2007 - 6/30/2008

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Money Market Trust
(the "Registrant"):

Evergreen Money Market Funds (FYE 1/31)
	Evergreen California Municipal Money Market Fund
	Evergreen Money Market Fund
	Evergreen Municipal Money Market Fund
	Evergreen New Jersey Money Municipal Market Fund
	Evergreen New York Municipal Money Market Fund
	Evergreen Pennsylvania Municipal Money Market Fund
	Evergreen Treasury Money Market Fund
	Evergreen U.S. Government Money Market Fund

The following series of the Registrant was liquidated during the reporting period
(date of liquidation indicated below) and held no voting securities from
7/1/2007 through the date of liquidation:


Evergreen Florida Municipal Money Market Fund, liquidated 11/16/07

The Registrant, including all of its series listed above, held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report.

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN MONEY MARKET TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
				    (Chief Executive Officer)
Date:  August 28, 2008
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